CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 8: CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	June 30,	December 31,
	2022	2021
Convertible Notes - Issued in fiscal year 2020	98,488	100,000
Convertible Notes - Issued in fiscal year 2021	851,851	1,607,857
Convertible Notes - Issued in fiscal year 2022	1,291,735	-
	2,242,074	1,707,857
Less debt discount and debt issuance cost	(200,812)	(691,569)
	2,041,262	1,016,288
Less current portion of convertible notes payable	1,942,774	993,931
Long-term convertible notes payable	$98,488	$22,357

During the six months ended June 30, 2022 and the year ended 2021, we recognized interest expense of $374,938 and $14,556, respectively, and amortization of debt discount, included in interest expense of $636,010 and $335,663, respectively.

Conversion

During the six months ended June 30, 2022, we converted notes with principal amounts and accrued interest of $29,325 into 165,273 shares of common stock. The corresponding derivative liability of $57,883 at the date of conversion was credited to additional paid in capital.

Convertible notes payable consists of the following:

Promissory Notes - Issued in fiscal year 2020

In 2020, we issued convertible promissory notes with principal amounts totaling $100,000. The 2020 Promissory Notes have the following key provisions:

●	Terms 60 months.

●	Annual interest rates of 5%.

●	Conversion price fixed at $0.01.

Promissory Notes - Issued in fiscal year 2021

In 2021, we issued convertible promissory notes with principal amounts totaling $1,696,999, which resulted in cash proceeds of $1,482,000 after financing fees of $214,999 were deducted. The 2021 Convertible Notes have the following key provisions:

●	Terms ranging from 90 days to 12 months.

●	Annual interest rates of 5% to 12%.

●	Convertible at the option of the holders after varying dates.

●	Conversion price based on a formula corresponding to a discount (39% discount) off the average closing price or lowest trading price of our Common Stock for the 20 prior trading days including the day on which a notice of conversion is received.

The 2021 Convertible Notes also were associated with the following:

●	The issuance of 1,414 shares of Common Stock valued at $133,663.

●	The issuance of 117,992 warrants to purchase shares of Common Stock with an exercise price a range from $7.44 to 36.00. The term in which the warrants can be exercised is 5 years from issue date. (Note 12)

During the six months ended June 30, 2022, in connection with the 2021 Convertible Notes, we repaid principal in the amount of $729,506 and interest expense of $319,743.

Promissory Notes - Issued in fiscal year 2022

During the six months ended June 30, 2022, we issued convertible promissory notes with principal amounts totaling $1,320,575, which resulted in cash proceeds of $1,207,800 after deducting financing fee of $57,313 were deducted. The 2022 Convertible Notes have the following key provisions:

●	Terms ranging from 9 to 12 months.

●	Annual interest rates of 9% to 12%.

●	Convertible at the option of the holders after varying dates.

●	Conversion price based on a formula corresponding to a discount (20% or 39% discount) off the lowest trading price of our Common Stock for the 20 prior trading days including the day on which a notice of conversion is received, although one of the 2022 Convertible Notes establishes a fixed conversion price of $4.50 per share.

During the six months ended June 30, 2022, the 2022 Convertible Notes also were associated with the following:

●	18,170 shares of common stock valued at $140,936 issued in conjunction with convertible notes.

In connection with the adoption of ASU 2020-06 on January 1, 2022, we reclassified $517,500, previously allocated to the conversion feature, from additional paid-in capital to convertible notes on our balance sheet. The reclassification was recorded to combine the two legacy units of account into a single instrument classified as a liability. As of January 1, 2022, we also recognized a cumulative effect adjustment of $439,857 to accumulated deficit on our balance sheet, that was primarily driven by the derecognition of interest expense related to the accretion of the debt discount as required under the legacy accounting guidance. Under ASU 2020-06, we will no longer incur non-cash interest expense related to the accretion of the debt discount associated with the embedded conversion option.

NOTE 9: CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	December 31,	December 31,
	2021	2020
Convertible Notes - Issued in fiscal year 2020	100,000	1,526,000
Convertible Notes - Issued in fiscal year 2021	1,607,857	-
	1,707,857	1,526,000
Less debt discount and debt issuance cost	(691,569)	(282,232)
	1,016,288	1,243,768
Less current portion of convertible notes payable	993,931	1,241,412
Long-term convertible notes payable	$22,357	$2,356

During the years ended December 31, 2021 and 2020, the Company recognized interest expense of $131,623 and $274,857, and amortization of debt discount, included in interest expense of $478,582 and $1,576,907, respectively.

Replacement of note

During the year ended December 31, 2020, the Company assigned a portion of note with outstanding principal amounts of $150,000 to a lender. Our CEO paid $135,000 to repay a principal amount of $81,000 on behalf of the company. As a result, the Company recorded due to related party of $135,000 and loss on settlement of debt of $54,000.

Effective September 30, 2020, the Company exchanged (i) its convertible promissory note originally issued on March 20, 2020 in the amount of $125,000 (referred to herein as the Granite Note); and, (ii) the Common Stock Purchase Warrant dated 18 March 2020 for the issuance of sixteen (16) shares of Company Common Stock (the “Granite Warrant”) for the issuance of a new convertible promissory note issued in favor of Blue Citi LLC in the amount of $325,000 (the “Exchange Note”). Both the Granite Note and the Granite Warrant were cancelled as a result of the exchange and the issuance of the Exchange Note. Terms of the Exchange Note include, without limitation, the following:

a.	Principal balance of $325,000, which includes all accrued and unpaid interest on the Granite Note;

b.	No further interest shall accrue so long as there is no event of default;

c.	Conversions into common stock under the Exchange Note shall be effected at the lowest closing stock price during the five (5) days preceding any conversion, with -0- discount and a conversion price not below $112;

d.	No prepayment premiums or penalties; and

e.	Maturity date of September 30, 2021. Notes were fully converted in February 2021

Effective November 17, 2020, the Company entered into a Settlement and Release Agreement (the “Settlement Agreement”) with an existing lender to, among things, settle all dispute regarding a convertible promissory note, and exchanged that note for a newly issued note. The disputed note, referred to herein as the “Smea2z Note”, was originally issued on October 23, 2018 in favor of Smea2z LLC in the original principal amount of Two Hundred Twenty Thousand Dollars ($220,000). Subsequent to the issuance of the Smea2z Note, a series of agreements were executed which amended various terms and conditions of the Smea2z Note, resulting in, among other things, a purported principal balance of Six Hundred Thousand Eight Hundred Fifty Dollars ($608,850). As a result of the Settlement Agreement, the Smea2z Note was cancelled, and a new note was issued (the “Exchange Note”) in exchange for the Smea2z Note. The Exchange Note was issued as of November 17, 2020 in the reduced original principal amount of Four Hundred Thousand Dollars ($400,000). The Exchange Note further provides as follows:

a.	No further interest shall accrue so long as there is no event of default;

b.	Maturity date remains the same: 30 June 2021;

c.	No right to prepay;

d.	Conversion price is fixed at $56;

e.	Typical events of default for such a note, as well as a default in the event the closing price for the Company’s common stock is less than $56 for at least 5-consecutive days; and

f.	Leak out provision:

1.	One conversion per week, for no more than forty million shares;

2.	If the trading volume for the Company’s common stock exceeds fifty million shares on any day, a second conversion may be exercised during that week, again for no more than forty million shares (a total of eighty million shares for that week). Notes were fully converted in February 2021

Effective November 18, 2020, the Company entered into an agreement with three existing investors in the Company

(the “Warrant Holders”), each of which was the holder of warrants issued the Company. The total number of warrants (collectively, the “Exchanged Warrants”) held by the Warrant Holders totaled 39. The Company and the Warrant Holders agreed to exchange the Exchanged Warrants for three newly issued promissory notes (the “Warrant Exchange Notes”). As a result of the exchange, the Exchanged Warrants were cancelled and of no further force and effect. The Warrants Exchange Notes were issued as of November 18, 2020, in the total original principal amount of One Hundred Thousand Dollars ($100,000). The Warrant Exchange Notes further provide as follows: (i) interest accrues at 5% per annum; (ii) maturity date of November 18, 2025; (iii) no right to prepay; (iv) fixed conversion price of $160; and, (v) typical events of default for such a note.

Settlement of note and accrued interest

Convertible note in the original principal amount of $25,000 issued on July 1, 2020 and accrued interest of replacement of notes of $56,808 were nullified in full and were to be deemed to be zero, and be of no further force and effect. As a result, the Company recorded a gain on settlement of debt of $81,808.

Conversion

During the year ended December 31, 2021, the Company converted notes with principal amounts and accrued interest of $1,450,150 into 24,536 shares of common stock. The corresponding derivative liability at the date of conversion of $392,703 was credited to additional paid in capital.

During the year ended December 31, 2020, the Company converted notes with principal amounts and accrued interest of $3,811,434 into 50,847 shares of common stock. The corresponding derivative liability at the date of conversion of $10,548,012 was credited to additional paid in capital.

Convertible notes payable consists of the following:

Promissory Notes - Issued in fiscal year 2020

During the twelve months ended December 31, 2020, the Company issued a total of $2,466,500 of notes with the following terms:

●	Terms ranging from 5 months to 60 months.

●	Annual interest rates of 0% - 25%.

●	Convertible at the option of the holders at issuance date, after maturity date or 6 months after issuance date.

●	Conversion prices are typically based on the discounted (25% to 50% discount) average closing prices or lowest trading prices of the Company’s shares during various periods prior to conversion. Certain note has a fixed conversion price ranging from $16 to $112. Certain note has a fixed conversion price of $0.5 for a first 5 months Certain note allows the principal amount will increase by $15,000 and the discount rate of conversion price will decrease by 18% if the conversion price is less than $160.

The Company determined that the conversion features, in the convertible notes, met the definition of a liability in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and therefore bifurcated the embedded conversion options once the notes become convertible and accounted for it as a derivative liability. The fair value of the conversion feature was recorded as a debt discount and amortized to interest expense over the term of the note.

The Company valued the conversion feature using the Binomial pricing model. The fair value of the derivative liability for all the notes that became convertible, including the notes issued in prior years, during the twelve months ended December 31, 2020 amounted to $10,854,214, and $947,175 of the value assigned to the derivative liability was recognized as a debt discount to the notes, while the balance of $9,907,039 was recognized as a “day 1” derivative loss.

As of December 31, 2021, $100,000 notes that were issued in fiscal year 2020 were outstanding.

Promissory Notes - Issued in fiscal year 2021

During the year ended December 31, 2021, the Company issued convertible notes of $1,696,999 for cash proceeds of $1,482,000 after deducting financing fee of $214,999 with the following terms;

●	Terms ranging from 90 days to 12 months.

●	Annual interest rates of 5% to 12%.

●	Convertible at the option of the holders after varying dates.

●	Conversion prices are typically based on the discounted (39% discount) average closing prices or lowest trading prices of the Company’s shares during 20 periods prior to conversion.

●	1,414 shares of common stock valued at $133,663 issued in conjunction with convertible notes.

●	117,992 warrants to purchase shares of common stock with an exercise price a range from $7.44 to 36.00 granted in conjunction with convertible notes. The term of warrant is 5 years from issue date. (Note 12)

As of December 31, 2021, $1,607,857 notes that were issued in fiscal year 2021 were outstanding.